Deferred Income Tax and Income Tax Expense - Summary of Details of Income Tax Expense (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets and liabilities [abstract]
Current income tax expense	₩ 213,225	₩ 120,533	₩ 329,581
Impact of change in deferred taxes	72,124	199,527	(15,016)
Income tax expense	₩ 285,349	₩ 320,060	₩ 314,565